Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2013	2012	2011
Current:
Federal	$66,408	$78,422	$67,662
State	6,849	7,430	6,426
Foreign	190	6	(56)
	73,447	85,858	74,032
Deferred:
Federal	18,220	23,143	15,996
State	1,347	1,878	1,291
Foreign	(354)	4	(31)
Total	$92,660	$110,883	$91,288

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2013	2012	2011
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.2	2.1	2.1
Other	(1.0)	0.0	0.6
Effective tax rate (excluding noncontrolling interests)	36.2	37.1	37.7
Income attributable to noncontrolling interests	(0.4)	(1.2)	(0.6)
Effective tax rate per Consolidated Statements of Income	35.8%	35.9%	37.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2013	2012
Deferred Tax Assets
Tax net operating losses	$17,017	$16,781
Compensation related	12,840	9,848
Unrealized losses	1,771	3,912
Realized capital losses	0	3,678
Other	3,958	2,691
Total deferred tax assets	35,586	36,910
Valuation allowance	(16,729)	(20,069)
Total deferred tax asset, net of valuation allowance	$18,857	$16,841
Deferred Tax Liabilities
Intangible assets	$112,923	$92,823
Property and equipment	8,770	8,134
State taxes	6,316	5,156
Deferred sales commissions	5,508	4,927
Other	3,755	4,346
Total gross deferred tax liability	$137,272	$115,386
Net deferred tax liability	$118,415	$98,545